Average Annual Total Returns		12 Months Ended	58 Months Ended	60 Months Ended	95 Months Ended	113 Months Ended
	Dec. 01, 2025	Dec. 31, 2024	Dec. 31, 2024 [3]	Dec. 31, 2024	Dec. 31, 2024 [2]	Dec. 31, 2024 [1]
ABR Dynamic Blend Equity & Volatility Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%		13.61%
Performance Inception Date	Aug. 03, 2015
ABR Dynamic Blend Equity & Volatility Fund | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.78%		8.93%		6.07%
Performance Inception Date	Aug. 03, 2015
ABR Dynamic Blend Equity & Volatility Fund | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.85%		6.93%		4.68%
Performance Inception Date	Aug. 03, 2015
ABR Dynamic Blend Equity & Volatility Fund | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.97%		6.61%		4.46%
Performance Inception Date	Aug. 03, 2015
ABR Dynamic Blend Equity & Volatility Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.51%		8.63%		5.76%
Performance Inception Date	Aug. 03, 2015
ABR 50/50 Volatility Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%	14.28%
Performance Inception Date	Oct. 02, 2017
ABR 50/50 Volatility Fund | FTSE 3-Month U.S. T-Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.45%		2.54%	2.36%
Performance Inception Date	Oct. 02, 2017
ABR 50/50 Volatility Fund | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		13.84%		9.24%	6.30%
Performance Inception Date	Oct. 02, 2017
ABR 50/50 Volatility Fund | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.36%		6.80%	3.72%
Performance Inception Date	Oct. 02, 2017
ABR 50/50 Volatility Fund | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.20%		6.59%	4.04%
Performance Inception Date	Oct. 02, 2017
ABR 50/50 Volatility Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		13.71%		8.97%	6.04%
Performance Inception Date	Oct. 02, 2017
ABR 75/25 VOLATILITY FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	15.81%
Performance Inception Date	Aug. 03, 2020
ABR 75/25 VOLATILITY FUND | FTSE 3-Month U.S. T-Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.45%	2.76%
Performance Inception Date	Aug. 03, 2020
ABR 75/25 VOLATILITY FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		15.21%	6.42%
Performance Inception Date	Aug. 03, 2020
ABR 75/25 VOLATILITY FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.18%	4.97%
Performance Inception Date	Aug. 03, 2020
ABR 75/25 VOLATILITY FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.00%	4.61%
Performance Inception Date	Aug. 03, 2020
ABR 75/25 VOLATILITY FUND | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		14.90%	6.13%
Performance Inception Date	Aug. 03, 2020

[1]	Investor Class commenced operations on August 14, 2015. Performance for the periods prior to August 14, 2015 are a blended average annual return which includes the returns of Institutional Class prior to the commencement of operations of Investor Class.
[2]	Investor Class commenced operations on October 11, 2017. Performance for the periods prior to October 11, 2017 are a blended average annual return which includes the returns of Institutional Class prior to the commencement of operations of Investor Class.
[3]	Investor Class commenced operations on August 5, 2020. Performance for the periods prior to August 5, 2020 are a blended average annual return which includes the returns of Institutional Class prior to the commencement of operations of Investor Class.